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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 06/30/09
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Harvest Fund Advisors LLC
                 -------------------------------
   Address:      485 Devon Park Drive, Suite 110,
                 -------------------------------
                 Wayne PA 19087
                 -------------------------------

Form 13F File Number: 028-13436
                          --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      Harvest Fund Advisors LLC
         -------------------------------
Name:    Anthony J. Merhige
         -------------------------------
Title:   CAO & General Counsel
         -------------------------------
Phone:   (610) 341-9700
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Anthony J. Merhige            Wayne, PA        August 19, 2009
   -------------------------------    ---------------     ---------------
         Anthony J. Merhige            [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                        --------------------

Form 13F Information Table Entry Total:            13
                                        --------------------

Form 13F Information Table Value Total:        $9,186
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

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                           FORM 13F INFORMATION TABLE

HARVEST FUND ADVISORS LLC FORM 13F INFORMATION TABLE

                                                                                                              VOTING AUTHORITY
                                                               MARKET               INVESTMENT   OTHER     ---------------------
       NAME OF ISSUER           TITLE OF CLASS     CUSIP     VALUE (000s)  SHARES   DISCRETION  MANAGERS   SOLE    SHARED   NONE
--------------------------------------------------------------------------------------------------------------------------------
ATLAS PIPELINE PARTNERS LP        UNIT LP INT    49392103              17     2200     Sole            0      2200      0      0
BREITBURN ENERGY PARTNERS LP    COM UT LTD PTN   106776107              4      600     Sole            0       600      0      0
CALUMET SPECIALTY PRODS PTNR    UT LTD PARTNER   131476103              4      300     Sole            0       300      0      0
CAPITAL PRODUCT PARTNERS LP       COM UNIT LP    Y11082107           1911   212340     Sole            0    212340      0      0
DORCHESTER MINERALS LP             COM UNIT      25820R105              6      300     Sole            0       300      0      0
GENESIS ENERGY LP               UNIT LTD PARTN   371927104             80     6300     Sole            0      6300      0      0
NATURAL RESOURCE PARTNERS LP     COM UNIT L P    63900P103            129     6140     Sole            0      6140      0      0
NUSTAR ENERGY LP                   UNIT COM      67058H102              2       48     Sole            0        48      0      0
SEMGROUP ENERGY PARTNERS LP      COM UNITS LP    81662W108           3238   522318     Sole            0    522318      0      0
SUBURBAN PROPANE PARTNERS LP    UNIT LTD PARTN   864482104              8      200     Sole            0       200      0      0
TC PIPELINES LP                 UT COM LTD PRT   87233Q108             62     1800     Sole            0      1800      0      0
TEEKAY LNG PARTNERS LP           PRTNRSP UNITS   Y8564M105           3601   184700     Sole            0    184700      0      0
TEEKAY OFFSHORE PARTNERS LP     PARTNERSHIP UN   Y8565J101            124     8800     Sole            0      8800      0      0

                                                                     9186